Revenue (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue [Table Text Block]	The following table presents our revenue from contracts with customers and other revenue (in thousands):

	For the Three Months Ended March 31,
	2024	2023
Retail Revenue
Retail revenue from contracts with customers:
Residential	$180,969	$204,748
Small commercial and industrial	63,196	69,879
Large commercial and industrial	125,209	170,978
Public lighting	14,655	2,614
Other(1)	2,179	4,657
Total retail revenue from contracts with customers	386,208	452,876
Alternative revenue programs	5,706	7,739
Wholesale Revenue
Wholesale revenue from contracts with customers	12,622	24,251
Miscellaneous Revenue
Capacity revenue	7	4,848
Transmission and other revenue	2,380	906
Total miscellaneous revenue from contracts with customers	2,387	5,754
Other miscellaneous revenue(2)	878	766
Total Revenue	$407,801	$491,386

(1)	Other retail revenue from contracts with customers includes miscellaneous charges to customers, including reconnection and late fee charges.

(2)	Other miscellaneous revenue includes lease and other miscellaneous revenue not accounted for under ASC 606.

AES Indiana’s revenue from contracts with customers was $1,616.5 million, $1,760.0 million and $1,389.2 million for the years ended December 31, 2023, 2022 and 2021, respectively. The following table presents our revenue from contracts with customers and other revenue (in thousands):

	For the Years Ended December 31,
	2023	2022	2021
Retail Revenue
Retail revenue from contracts with customers:
Residential	$660,559	$688,487	$595,692
Small commercial and industrial	241,800	247,655	211,997
Large commercial and industrial	619,899	625,351	518,069
Public lighting	9,767	9,832	8,888
Other (1)	14,016	17,845	16,785
Total retail revenue from contracts with customers	1,546,041	1,589,170	1,351,431
Alternative revenue programs	30,414	29,171	35,248
Wholesale Revenue
Wholesale revenue from contracts with customers	56,557	148,517	25,059
Miscellaneous Revenue
Capacity revenue	8,210	11,750	734
Transmission and other revenue	5,654	10,534	11,480
Total miscellaneous revenue from contracts with customers	13,864	22,284	12,214
Other miscellaneous revenue (2)	3,041	2,569	2,180
Total Revenue	$1,649,917	$1,791,711	$1,426,132

Indianapolis Power And Light Company
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue [Table Text Block]	The following table presents AES Indiana’s revenue from contracts with customers and other revenue (in thousands):

	For the Years Ended December 31,
	2023	2022	2021
Retail Revenue
Retail revenue from contracts with customers:
Residential	$660,559	$688,487	$595,692
Small commercial and industrial	241,800	247,655	211,997
Large commercial and industrial	619,899	625,351	518,069
Public lighting	9,767	9,832	8,888
Other(1)	14,016	17,845	16,785
Total retail revenue from contracts with customers	1,546,041	1,589,170	1,351,431
Alternative revenue programs	30,414	29,171	35,248
Wholesale Revenue
Wholesale revenue from contracts with customers	56,557	148,517	25,059
Miscellaneous Revenue
Capacity revenue	8,210	11,750	734
Transmission and other revenue	5,654	10,534	11,480
Total miscellaneous revenue from contracts with customers	13,864	22,284	12,214
Other miscellaneous revenue (2)	3,041	2,569	2,180
Total Revenue	$1,649,917	$1,791,711	$1,426,132

(1)	Other retail revenue from contracts with customers includes miscellaneous charges to customers, including reconnection and late fee charges.

(2)	Other miscellaneous revenue includes lease and other miscellaneous revenue not accounted for under ASC 606.